Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Apr. 03, 2024
Balance (in Shares) at Apr. 03, 2024
Issuance of Class B ordinary shares to Sponsor	[1]		$ 575	24,425		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	[1]		5,750,000
Net income (loss)					(52,663)	(52,663)
Balance at Jun. 30, 2024			$ 575	24,425	(52,663)	(27,663)
Balance (in Shares) at Jun. 30, 2024			5,750,000
Balance at Apr. 03, 2024
Balance (in Shares) at Apr. 03, 2024
Accretion for Class A ordinary shares to redemption amount				(7,348,508)	(13,715,174)	(21,063,682)
Sale of 6,850,000 Private Placement Warrants				6,850,000		6,850,000
Fair value of Public Warrants at issuance				529,000		529,000
Allocated value of transaction costs				(54,917)		(54,917)
Issuance of Class B ordinary shares to Sponsor	[2]		$ 575	24,425		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	[2]		5,750,000
Net income (loss)					3,408,788	3,408,788
Balance at Dec. 31, 2024			$ 575		(10,306,386)	(10,305,811)
Balance (in Shares) at Dec. 31, 2024			5,750,000
Accretion for Class A ordinary shares to redemption amount					(2,462,864)	(2,462,864)
Net income (loss)					689,999	689,999
Balance at Mar. 31, 2025			$ 575		(12,079,251)	(12,078,676)
Balance (in Shares) at Mar. 31, 2025			5,750,000
Balance at Dec. 31, 2024			$ 575		(10,306,386)	(10,305,811)
Balance (in Shares) at Dec. 31, 2024			5,750,000
Net income (loss)						1,291,026
Balance at Jun. 30, 2025			$ 575		(13,955,950)	(13,955,375)
Balance (in Shares) at Jun. 30, 2025			5,750,000
Balance at Mar. 31, 2025			$ 575		(12,079,251)	(12,078,676)
Balance (in Shares) at Mar. 31, 2025			5,750,000
Accretion for Class A ordinary shares to redemption amount					(2,477,726)	(2,477,726)
Net income (loss)					601,027	601,027
Balance at Jun. 30, 2025			$ 575		$ (13,955,950)	$ (13,955,375)
Balance (in Shares) at Jun. 30, 2025			5,750,000

[1]	Includes up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 6). On August 19, 2024, the Company consummated its IPO and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment, hence the 750,000 shares of Class B ordinary shares were no longer subject to forfeiture.
[2]	Included up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 8). On August 19, 2024, the Company consummated its IPO and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment, hence the 750,000 shares of Class B ordinary shares were no longer subject to forfeiture.